Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

December 2, 2014

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:	Deutsche Variable NAV Money Fund (formerly DWS Variable NAV Money Fund), (the “Fund”), a series of Investors Cash Trust (the “Trust”) (Reg. Nos. 033-34645, 811-06103)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectuses and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 57 to the Trust’s Registration Statement on Form N-1A (the “Amendment”), does not differ from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on November 26, 2014.

Please direct any comments or questions relating to this filing to the undersigned at (617) 295-3986.

Very truly yours,

/s/Scott D. Hogan

Scott D. Hogan
Director
Deutsche Investment Management Americas Inc.

cc:           John Marten, Esq., Vedder Price P.C.